Financial Instruments - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial guarantee	¥ 574	¥ 645
Percentage increase in the floating rate of interest	1.00%
Equity instruments designated as measured at fair value through other comprehensive income	¥ 167,225	204,776
Other financial assets [member] | Equity investments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity instruments designated as measured at fair value through other comprehensive income	167,225	204,776
Dividend income on equity instruments designated as measured at fair value through other comprehensive income	4,426	¥ 4,732
Early principal repayment amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings aggregate principal amount	¥ 130,000
Borrowings maturity description	early repayment of all (or part) of the principal during or after 2021, provided that certain conditions are met.
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Delinquency period	30 days	30 days
Default [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Delinquency period	90 days	90 days